UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21832

Investment Company Act File Number

Eaton Vance Tax-Managed Diversified Equity Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Diversified Equity Income Fund

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.1%

Security	Shares	Value
Aerospace & Defense — 1.8%
Boeing Co. (The)	253,623	$18,745,276
United Technologies Corp.	141,302	10,518,521

		$29,263,797

Automobiles — 0.5%
Bayerische Motoren Werke AG	112,335	$8,360,336

		$8,360,336

Beverages — 3.8%
Anheuser-Busch InBev NV	106,915	$8,459,436
Beam, Inc.	123,546	7,768,572
Coca-Cola Co. (The)	510,591	41,255,753
Diageo PLC	222,800	5,955,388

		$63,439,149

Biotechnology — 2.4%
Celgene Corp.(1)	248,863	$17,037,161
Gilead Sciences, Inc.(1)	424,047	23,038,474

		$40,075,635

Capital Markets — 0.8%
Deutsche Bank AG	68,064	$2,066,466
Goldman Sachs Group, Inc. (The)	93,418	9,425,876
UBS AG(1)	186,902	1,966,213

		$13,458,555

Chemicals — 2.5%
Air Liquide SA	30,768	$3,440,973
BASF SE	97,600	7,125,240
Celanese Corp., Series A	157,332	5,999,069
Monsanto Co.	289,572	24,793,155

		$41,358,437

Commercial Banks — 5.8%
Banco Bilbao Vizcaya Argentaria SA	477,882	$3,115,395
Banco Santander SA	634,421	3,841,331
Bank of Nova Scotia (The)	207,509	10,829,895
Barclays PLC	1,308,215	3,407,119
BNP Paribas	47,989	1,772,698
HSBC Holdings PLC	923,579	7,715,682
Intesa Sanpaolo SpA	1,728,701	2,185,183
Itau Unibanco Holding SA ADR, PFC Shares	476,155	7,528,010
PNC Financial Services Group, Inc.	243,381	14,383,817
Regions Financial Corp.	1,229,703	8,558,733
Royal Bank of Scotland Group PLC(1)	408,569	1,369,462
Societe Generale(1)	96,538	2,124,899
Wells Fargo & Co.	867,073	29,315,738

		$96,147,962

Security	Shares	Value
Communications Equipment — 1.9%
QUALCOMM, Inc.	536,733	$32,032,226

		$32,032,226

Computers & Peripherals — 3.9%
Apple, Inc.(1)	97,226	$59,381,752
EMC Corp.(1)	234,001	6,133,166

		$65,514,918

Construction & Engineering — 1.2%
Fluor Corp.	385,631	$19,119,585

		$19,119,585

Consumer Finance — 0.9%
American Express Co.	251,154	$14,494,097

		$14,494,097

Diversified Financial Services — 2.8%
Bank of America Corp.	2,079,183	$15,261,203
Citigroup, Inc.	609,493	16,535,545
JPMorgan Chase & Co.	428,138	15,412,968

		$47,209,716

Diversified Telecommunication Services — 3.6%
AT&T, Inc.	737,785	$27,976,807
CenturyLink, Inc.	592,590	24,616,189
France Telecom SA	163,783	2,193,233
Vivendi SA	293,621	5,568,698

		$60,354,927

Electric Utilities — 3.0%
American Electric Power Co., Inc.	257,104	$10,860,073
Duke Energy Corp.	108,156	7,330,814
Edison International	161,770	7,470,538
Enel SpA	573,649	1,638,205
PPL Corp.	277,219	8,011,629
Southern Co. (The)	153,213	7,377,206
SSE PLC	319,852	6,569,637

		$49,258,102

Electrical Equipment — 0.5%
ABB, Ltd.(1)	309,717	$5,384,875
Schneider Electric SA	44,819	2,527,011

		$7,911,886

Energy Equipment & Services — 2.2%
Halliburton Co.	594,027	$19,680,115
Schlumberger, Ltd.	243,855	17,377,107

		$37,057,222

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	229,498	$22,073,118
Tesco PLC	629,574	3,134,647

		$25,207,765

Food Products — 1.7%
Danone SA	45,394	$2,759,201
Nestle SA	249,616	15,335,458
Unilever NV	286,140	9,934,152

		$28,028,811

Security	Shares	Value
Health Care Equipment & Supplies — 2.5%
Covidien PLC	436,615	$24,398,046
St. Jude Medical, Inc.	223,443	8,347,830
Varian Medical Systems, Inc.(1)	162,327	8,859,808

		$41,605,684

Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc.	25,412	$1,298,299

		$1,298,299

Hotels, Restaurants & Leisure — 1.7%
McDonald’s Corp.	307,816	$27,506,438

		$27,506,438

Household Products — 2.1%
Colgate-Palmolive Co.	142,561	$15,305,349
Procter & Gamble Co.	314,015	20,266,528

		$35,571,877

Industrial Conglomerates — 4.2%
Danaher Corp.	685,952	$36,225,125
General Electric Co.	1,153,817	23,941,703
Siemens AG	104,342	8,841,831

		$69,008,659

Insurance — 1.9%
Aflac, Inc.	208,202	$9,115,083
AXA SA	356,429	4,330,506
MetLife, Inc.	294,880	9,073,458
Prudential PLC	698,928	8,317,127

		$30,836,174

Internet & Catalog Retail — 1.7%
Amazon.com, Inc.(1)	121,408	$28,324,486

		$28,324,486

Internet Software & Services — 1.6%
eBay, Inc.(1)	243,638	$10,793,163
Google, Inc., Class A(1)	25,351	16,046,423

		$26,839,586

IT Services — 4.9%
Accenture PLC, Class A	427,178	$25,758,833
International Business Machines Corp.	188,505	36,943,210
Visa, Inc., Class A	145,673	18,802,014

		$81,504,057

Machinery — 0.8%
Deere & Co.	170,980	$13,134,684

		$13,134,684

Media — 1.6%
Comcast Corp., Class A	409,157	$13,318,060
Walt Disney Co. (The)	270,840	13,309,078

		$26,627,138

Security	Shares	Value
Metals & Mining — 1.7%
Anglo American PLC	128,438	$3,806,206
ArcelorMittal	258,275	4,111,696
BHP Billiton, Ltd. ADR	88,062	5,842,033
Cliffs Natural Resources, Inc.	169,192	6,918,261
Freeport-McMoRan Copper & Gold, Inc.	214,523	7,222,989

		$27,901,185

Multi-Utilities — 0.8%
National Grid PLC	403,800	$4,188,536
Sempra Energy	119,017	8,379,987

		$12,568,523

Multiline Retail — 1.9%
Dollar General Corp.(1)	352,792	$17,995,920
Macy’s, Inc.	378,647	13,570,708

		$31,566,628

Oil, Gas & Consumable Fuels — 9.5%
Anadarko Petroleum Corp.	149,499	$10,381,210
Apache Corp.	150,217	12,936,688
BG Group PLC	241,074	4,745,609
BP PLC	1,332,877	8,850,209
ConocoPhillips	358,500	19,516,740
Exxon Mobil Corp.	563,101	48,905,322
Occidental Petroleum Corp.	133,829	11,647,138
Phillips 66	179,250	6,739,800
Royal Dutch Shell PLC, Class B	494,662	17,401,085
Statoil ASA	380,385	9,040,446
Total SA	170,001	7,833,007

		$157,997,254

Pharmaceuticals — 8.1%
Abbott Laboratories	251,893	$16,703,025
Allergan, Inc.	144,827	11,885,952
AstraZeneca PLC	85,139	3,976,167
Bayer AG	138,165	10,493,971
GlaxoSmithKline PLC	364,935	8,397,061
Johnson & Johnson	239,147	16,553,755
Novartis AG	225,108	13,218,123
Novo Nordisk A/S, Class B	58,342	8,995,613
Pfizer, Inc.	1,322,306	31,788,236
Sanofi	141,378	11,534,676

		$133,546,579

Real Estate Investment Trusts (REITs) — 1.2%
AvalonBay Communities, Inc.	54,184	$7,969,925
Boston Properties, Inc.	107,429	11,913,876

		$19,883,801

Road & Rail — 1.2%
Union Pacific Corp.	165,349	$20,273,441

		$20,273,441

Software — 2.6%
Microsoft Corp.	587,164	$17,303,723
Oracle Corp.	714,517	21,578,414
SAP AG	73,892	4,689,399

		$43,571,536

Security	Shares	Value
Specialty Retail — 1.4%
Home Depot, Inc. (The)	149,833	$7,818,286
Industria de Diseno Textil SA	114,472	11,781,431
Kingfisher PLC	725,941	3,027,683

		$22,627,400

Textiles, Apparel & Luxury Goods — 1.5%
LVMH Moet Hennessy Louis Vuitton SA	58,445	$8,791,913
NIKE, Inc., Class B	175,631	16,395,154

		$25,187,067

Tobacco — 2.4%
British American Tobacco PLC	120,651	$6,408,319
Philip Morris International, Inc.	364,717	33,349,723

		$39,758,042

Wireless Telecommunication Services — 0.9%
Vodafone Group PLC	4,962,479	$14,202,293

		$14,202,293

Total Common Stocks (identified cost $1,395,939,181)		$1,609,633,957

Short-Term Investments — 3.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(2)	$49,896	$49,895,724

Total Short-Term Investments (identified cost $49,895,724)		$49,895,724

Total Investments — 100.1% (identified cost $1,445,834,905)		$1,659,529,681

Call Options Written — (0.8)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	685	$1,360	8/18/12	$(1,986,500)
S&P 500 Index	955	1,365	8/18/12	(2,454,350)
S&P 500 Index	1,480	1,370	8/18/12	(3,367,000)
S&P 500 Index	1,480	1,375	8/18/12	(2,937,800)
S&P 500 Index	1,440	1,380	8/18/12	(2,484,000)

Total Call Options Written (premiums received $9,859,359)				$(13,229,650)

Other Assets, Less Liabilities — 0.7%				$10,909,763

Net Assets — 100.0%				$1,657,209,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $47,493.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	77.3%	$1,280,239,019
United Kingdom	6.7	111,472,230
France	3.2	52,876,815
Ireland	3.0	50,156,879
Germany	2.5	41,577,243
Switzerland	2.2	35,904,669
Spain	1.1	18,738,157
Canada	0.7	10,829,895
Netherlands	0.6	9,934,152
Norway	0.5	9,040,446
Denmark	0.5	8,995,613
Belgium	0.5	8,459,436
Brazil	0.5	7,528,010
Australia	0.4	5,842,033
Luxembourg	0.2	4,111,696
Italy	0.2	3,823,388

Total Investments	100.1%	$1,659,529,681

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,446,757,357

Gross unrealized appreciation	$295,235,669
Gross unrealized depreciation	(82,463,345)

Net unrealized appreciation	$212,772,324

Written options activity for the fiscal year to date ended July 31, 2012 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	6,345	$23,069,562
Options written	54,390	122,042,335
Options terminated in closing purchase transactions	(51,790)	(130,216,763)
Options expired	(2,905)	(5,035,775)

Outstanding, end of period	6,040	$9,859,359

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At July 31, 2012, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $13,229,650.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$138,238,130	$31,961,363		$—	$170,199,493
Consumer Staples	140,019,043	51,986,601		—	192,005,644
Energy	147,184,120	47,870,356		—	195,054,476
Financials	179,818,224	42,212,081		—	222,030,305
Health Care	159,910,586	56,615,611		—	216,526,197
Industrials	141,958,335	16,753,717		—	158,712,052
Information Technology	244,772,924	4,689,399		—	249,462,323
Materials	50,775,507	18,484,115		—	69,259,622
Telecommunication Services	52,592,996	21,964,224		—	74,557,220
Utilities	49,430,247	12,396,378		—	61,826,625
Total Common Stocks	$1,304,700,112	$304,933,845	*	$—	$1,609,633,957
Short-Term Investments	$—	$49,895,724		$—	$49,895,724
Total Investments	$1,304,700,112	$354,829,569		$—	$1,659,529,681

Liability Description
Call Options Written	$(13,229,650)	$—		$—	$(13,229,650)
Total	$(13,229,650)	$—		$—	$(13,229,650)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012